       Nations LifeGoal(R) Income Portfolio
       -------------------------------------------------------------------------
       Prospectus -- Investor A, B and C Shares
       September 2, 2003

(NATIONS FUNDS LOGO)



THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  -----------------------------------
                           NOT FDIC INSURED
                  -----------------------------------
                            MAY LOSE VALUE
                  -----------------------------------
                           NO BANK GUARANTEE
                  -----------------------------------

AN OVERVIEW OF THE PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 40.

YOUR INVESTMENT IN THE PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE PORTFOLIO AND THE UNDERLYING FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about Nations LifeGoal Income Portfolio. Please read it carefully because it contains information that's designed to help you make informed investment decisions.

The Portfolio invests in a mix of Nations Funds Money Market, Government & Corporate Bond, Stock Funds, Fixed Income Sector Portfolios and other individual securities like money market instruments, bonds and equities using an asset allocation approach.

ABOUT ASSET ALLOCATION

Asset allocation is the process of creating a diversified portfolio by investing in different asset classes -- for example, money market instruments, fixed income securities and equity securities -- in varying proportions.

The mix of asset classes and how much is invested in each may be the most important factor in how the Portfolio performs and the amount of risk involved. Each asset class, and market segments within a class, like high yield and investment grade bonds, have different return and risk characteristics, and react in different ways to changes in the economy. An investment approach that combines asset classes and market segments may help to reduce overall Portfolio volatility.

ABOUT THE PORTFOLIO

The Portfolio has its own asset allocation strategy, which gives it distinctive risk/return characteristics. The performance of the Portfolio depends on many factors, including its allocation strategy and the performance of the Nations Funds and other securities it invests in. In general, the more the Portfolio allocates to Stock Funds and equity securities, the greater the potential return and the greater the risk of a decline in share price. The more the Portfolio allocates to Government & Corporate Bond Funds, fixed income securities, Money Market Funds and money market instruments, generally the greater the potential for price stability and the lower the potential return. There's always a risk, however, that you'll lose money or you may not earn as much as you expect.

The Portfolio focuses on current income. It normally allocates a majority of its assets to Funds which invest in fixed income securities, but may also allocate some assets to Funds that invest in equities, money market instruments and individual securities.

IS LIFEGOAL RIGHT FOR YOU?

When you're choosing a mutual fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations LifeGoal Income Portfolio may be suitable for you if:

  - you have longer-term investment goals

  - it is part of a balanced portfolio

  - you're looking for a regular stream of income

It may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with equity and fixed income securities

  - you have short-term investment goals

You'll find a discussion of the Portfolio's principal investments, strategies and risks in the Portfolio description that starts on page 5.

FOR MORE INFORMATION

If you have any questions about the Portfolio, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Portfolio in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Portfolio's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Portfolio
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) IS THE INVESTMENT ADVISER TO THE PORTFOLIO. BACAP IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE PORTFOLIO.




 YOU'LL FIND MORE ABOUT BACAP STARTING ON PAGE 17.

--------------------------------------------------------------------------------


NATIONS LIFEGOAL INCOME PORTFOLIO                                5
------------------------------------------------------------------
ABOUT THE NATIONS FUNDS                                         11
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     15
------------------------------------------------------------------
HOW THE PORTFOLIO IS MANAGED                                    17

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Choosing a share class                                        20
     About Investor A Shares                                    21
        Front-end sales charge                                  21
        Contingent deferred sales charge                        21
     About Investor B Shares                                    22
        Contingent deferred sales charge                        22
     About Investor C Shares                                    23
        Contingent deferred sales charge                        23
     When you might not have to pay a sales charge              24
  Buying, selling and exchanging shares                         28
     How orders are processed                                   30
  How selling and servicing agents are paid                     36
  Distributions and taxes                                       38
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   40
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

NATIONS LIFEGOAL INCOME PORTFOLIO

--------------------------------------------------------------------------------

ABOUT THE ADVISER

BACAP IS THIS PORTFOLIO'S ADVISER. BACAP'S INVESTMENT STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 17.

ABOUT THE UNDERLYING NATIONS FUNDS

YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN WHICH THE PORTFOLIO INVESTS, INCLUDING THEIR OBJECTIVES AND STRATEGIES, IN ABOUT THE NATIONS FUNDS AND IN THE SAI.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks current income through investments primarily in fixed income and income-oriented equity securities consistent with moderate fluctuation of principal.

(COMPASS GRAPHIC)  INVESTMENT STRATEGIES
                   The Portfolio normally invests a majority of its assets in Primary A Shares of
                   Nations Funds Government & Corporate Bond Funds, but may also invest in Nations
                   Funds Stock and Money Market Funds, Fixed Income Sector Portfolios advised by
                   BACAP and individual securities.

The team uses asset allocation as a primary investment approach. It:

  - allocates assets among Fund and individual security categories, within the target allocations set for the Portfolio. It bases its allocations on the Portfolio's investment objective, historical returns for each asset class and on its outlook for the economy

  - chooses Funds and individual securities within each category and the amount it will allocate to each, looking at each Fund's (or individual security's) historical returns, as well as the expected performance of the mix of Funds (or individual securities)

  - reviews the allocations to Funds and individual securities on an ongoing basis, and may change these allocations when it believes it's appropriate to do so

The actual amount invested in each Fund (or individual security) or category of Funds (or category of individual securities) may vary from the allocations set by the team, depending on how the Funds or individual securities perform, and for other reasons. The team may use various strategies to try to manage how much the actual amount varies, and for how long. For example:

  - if there are more assets in a Fund or individual security category than in the target allocation, the team may allocate money coming into the Portfolio to the other Fund or individual security categories

  - if there are fewer assets in a Fund or individual security category than in the target allocation, it may allocate money coming into the Portfolio to that Fund or security category

The Portfolio normally sells securities or a proportionate amount of the shares it owns in each Nations Fund to meet its redemption requests.

In addition to the individual securities identified on page 6, the Portfolio may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Portfolio may invest in futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset. The Portfolio may invest in private placements to seek to enhance its yield. The Portfolio may gain additional exposure to these types of instruments through the underlying Nations Funds in which it may invest.

The Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

  NATIONS LIFEGOAL INCOME PORTFOLIO
  CAN INVEST IN THE FOLLOWING NATIONS FUNDS OR INDIVIDUAL  TARGET ALLOCATION FOR EACH
  SECURITIES                                                       CATEGORY:



  GOVERNMENT & CORPORATE BOND FUNDS                                  0-100%
    NATIONS SHORT-TERM INCOME FUND
    NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
    NATIONS GOVERNMENT SECURITIES FUND
    NATIONS INTERMEDIATE BOND FUND
    NATIONS BOND FUND
    NATIONS STRATEGIC INCOME FUND
    CORPORATE BOND PORTFOLIO
    MORTGAGE- & ASSET-BACKED PORTFOLIO



  HIGH YIELD BOND FUND                                                0-35%
    NATIONS HIGH YIELD BOND FUND



  MONEY MARKET FUND                                                   0-35%
    NATIONS CASH RESERVES



  CONVERTIBLE SECURITIES FUND                                         0-20%
    NATIONS CONVERTIBLE SECURITIES FUND



  STOCK FUNDS                                                         0-20%
    NATIONS VALUE FUND
    NATIONS MIDCAP VALUE FUND
    NATIONS SMALLCAP VALUE FUND



  INDIVIDUAL SECURITIES*                                             0-100%

*INDIVIDUAL SECURITIES INCLUDE, WITHOUT LIMITATION, THE FOLLOWING CATEGORIES:
 MONEY MARKET INSTRUMENTS, INVESTMENT GRADE BONDS AND NOTES, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, HIGH YIELD DEBT SECURITIES, INTERNATIONAL BONDS, INCOME-ORIENTED EQUITIES, CONVERTIBLE SECURITIES AND REAL ESTATE INVESTMENT TRUSTS (OR REITS).

The team will invest a minimum of 50% of the Portfolio's investable assets in investment grade fixed income securities (either through an underlying Nations Fund or through individual securities). The team will invest no more than 30% of the Portfolio's investable assets in a combination of income-oriented equity securities and REITs. The team may substitute or add other Funds to this list at any time, including Funds introduced after the date of this prospectus.

--------------------------------------------------------------------------------

YOU'LL FIND DETAILED INFORMATION ABOUT EACH FUND'S INVESTMENT STRATEGIES AND RISKS IN ITS PROSPECTUS, AND IN ITS SAI. PLEASE CALL US AT 1.800.321.7854 FOR A COPY.




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations LifeGoal Income Portfolio has the following risks:

      - INVESTMENT STRATEGY RISK -- The team uses an asset allocation strategy to try to achieve current income. There is a risk that the mix of investments will not produce the returns they expect, or that the Portfolio will fall in value. There is also the risk that the Funds or individual securities the Portfolio invests in will not produce the returns the team expects, or will fall in value.

      - INTEREST RATE RISK -- The Portfolio may allocate assets to fixed income securities or to Funds that may invest in fixed income securities. The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - CREDIT RISK -- The Portfolio may allocate assets to fixed income securities or to Funds that may invest in fixed income securities, which could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but generally is not a factor for U.S. government obligations. The Portfolio may allocate assets to non-investment grade securities or to Funds that typically invest in securities that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      - DERIVATIVES RISK -- The Portfolio may allocate assets to derivatives or to Funds that use derivative instruments. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Portfolio's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Portfolio. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      - CONVERTIBLE SECURITIES RISK -- The Portfolio may allocate assets to convertible securities or to Funds that invest in convertible securities. The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the underlying Fund may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the underlying Fund's ability to meet its objective.

      - REBALANCING POLICY -- The actual amount in each Fund (or security) or category of Funds (or category of security) may vary from the target allocations set by the team. This could continue for some time.

      - STOCK MARKET RISK -- The Portfolio may allocate assets to income-oriented equities or to Funds that invest in income-oriented equities. The value of the income-oriented equities the Portfolio invests in directly and the stocks a Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FOREIGN INVESTMENT RISK -- The Portfolio may allocate assets to foreign securities or to Funds that invest in foreign securities. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, may also apply to some foreign investments. Funds that invest in securities of companies in emerging markets have high growth potential, but can be more volatile than securities in more developed markets.

(BAR CHART         A LOOK AT THE PORTFOLIO'S PERFORMANCE
  GRAPHIC)         Because the Portfolio has not been in operation for a full calendar year, no performance information is included in the prospectus.


--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL PORTFOLIO OPERATING EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE NATIONS FUNDS THE PORTFOLIO INVESTS IN.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE PORTFOLIO AFTER WAIVERS AND/OR REIMBURSEMENTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE PORTFOLIO
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

         SHAREHOLDER FEES                           Investor A   Investor B   Investor C
         (Fees paid directly from your investment)    Shares       Shares       Shares
         Maximum sales charge (load) imposed on
         purchases, as a % of offering price           3.25%        none         none



         Maximum deferred sales charge (load) as a
         % of the lower of the original purchase
         price or net asset value                    none(1)        3.00%(2)     1.00%(3)



         ANNUAL PORTFOLIO OPERATING EXPENSES
         (Expenses that are deducted from the Portfolio's assets)



         Management fees(4)                            0.08%        0.08%        0.08%



         Distribution (12b-1) and shareholder
         servicing fees                                0.25%        1.00%        1.00%



         Other expenses(5)                             0.44%        0.44%        0.44%
                                                        ------       ------       ------



         Total annual Portfolio operating expenses     0.77%        1.52%        1.52%



         Fee waivers and/or reimbursements(6)         (0.10)%      (0.10)%      (0.10)%
                                                        ------       ------       ------



         Total net expenses(7)                         0.67%        1.42%        1.42%
                                                        ======       ======       ======

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT INVESTOR B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)Actual management fees will be charged to the Portfolio based on a weighted average of the underlying assets of the Portfolio. No management fee will be charged on assets invested in Primary A Shares of Nations Funds Government & Corporate Bond, Stock and Money Market Funds. Management fees on assets invested in individual securities and the Corporate Bond and the Mortgage- and Asset-Backed Securities Portfolios of the Fixed Income Sector Portfolios will be charged at rates of 0.50%, less a 0.10% waiver.

      (5)Other expenses are based on estimates for the current fiscal year.

      (6)The Portfolio's investment adviser and/or some of its other service providers have agreed to waive fees until July 31, 2004. There is no guarantee that this waiver will continue.

      (7)The total net expenses are based on an asset allocation of 85% to Nations Funds and 15% to individual securities, which is the allocation expected as of the date of this prospectus. This allocation, however, will change over time. Depending upon the allocation, the lowest and highest total net expense ratio for the Portfolio's Investor A Shares could be 0.59% and 1.09%, respectively; and for the Portfolio's Investor B and Investor C Shares, 1.34% and 1.84%, respectively.

      INDIRECT EXPENSES

      In addition to the Portfolio's annual operating expenses shown in the table above, the Portfolio also pays a portion of the annual operating expenses of the Nations Funds in which the Portfolio invests. This portion is estimated to be between 0.32% and 0.79% (expressed as a weighted average, including any fee waiver and/or reimbursement commitments that will expire July 31, 2004), and is based on:

        - the amount the Portfolio expects to invest in each Fund, based on the target allocation

        - each Fund's annualized expense ratio for the period ended March 31, 2003, adjusted as necessary to reflect current service provider fees

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor A, Investor B or Investor C Shares of the Portfolio for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Portfolio

        - your investment has a 5% return each year

        - the Portfolio's operating expenses remain the same as shown in the table above

        - the Portfolio's indirect expenses remain at the average of the range shown above for the 1 year example, excluding any fee waivers and/or reimbursements for the 3 year example

        - the waivers and/or reimbursements shown above expire on July 31, 2004 and are not reflected in the 3 year example.

      Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                  1 YEAR   3 YEARS
         INVESTOR A SHARES                                         $455     $739



         INVESTOR B SHARES                                         $500     $757



         INVESTOR C SHARES                                         $300     $657

      If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                                                  1 YEAR   3 YEARS
         INVESTOR B SHARES                                         $200     $657



         INVESTOR C SHARES                                         $200     $657

About the Nations Funds

The table starting on the next page is a brief overview of the objectives and principal investments of the Nations Funds in which the Nations LifeGoal Income Portfolio may invest. The Portfolio may invest in a different mix of Nations Funds. You'll find the mix of Nations Funds and target allocations for the Portfolio starting on page 6.

The team can substitute or add other Funds to this table at any time, including Funds introduced after the date of this prospectus.

FOR MORE INFORMATION

You'll find more detailed information about each Fund's investment strategies and risks in its prospectus and in its SAI. Please call us at 1.800.321.7854 for copies.

                                      The Fund's/Portfolio's investment objective        What the Fund/Portfolio invests in
                                      -------------------------------------------    ------------------------------------------
GOVERNMENT & CORPORATE BOND FUNDS
Nations Short-Term Income Fund        High current income consistent with minimal    - at least 80% of its assets in income-
                                      fluctuations of principal.                       producing securities
                                                                                     - at least 65% of its total assets in
                                                                                       investment grade fixed income securities.
                                                                                       The team may choose unrated securities
                                                                                       if it believes they are of comparable
                                                                                       quality to investment grade securities
                                                                                       at the time of investment
                                                                                     - corporate debt securities, including
                                                                                       bonds, notes and debentures,
                                                                                       mortgage-related securities issued by
                                                                                       governments, asset-backed securities or
                                                                                       U.S. government obligations

Nations Short-Intermediate            High current income consistent with modest     - at least 80% of its assets in U.S.
Government Fund                       fluctuation of principal.                        government obligations and repurchase
                                                                                       agreements secured by those securities.
                                                                                       It may invest in mortgage-related
                                                                                       securities issued or backed by the U.S.
                                                                                       government, its agencies or
                                                                                       instrumentalities, or corporations

Nations Government Securities Fund    High current income consistent with            - at least 80% of its assets in U.S.
                                      moderate fluctuation of principal.               government obligations and repurchase
                                                                                       agreements secured by those securities

Nations Intermediate Bond Fund        Obtain interest income and capital             Nations Intermediate Bond Master
                                      appreciation.                                  Portfolio. The Master Portfolio invests:
                                                                                     - at least 80% of its assets in bonds. The
                                                                                       Master Portfolio normally invests at
                                                                                       least 65% of its assets in intermediate
                                                                                       and longer-term fixed income securities
                                                                                       that are rated investment grade. The
                                                                                       Master Portfolio can invest up to 35% of
                                                                                       its assets in mortgage-backed
                                                                                       securities, including collateralized
                                                                                       mortgage obligations (CMOs), that are
                                                                                       backed by the U.S. government, its
                                                                                       agencies or instrumentalities, or
                                                                                       corporations

Nations Bond Fund                     Total return by investing in investment        - at least 80% of its assets in bonds
                                      grade fixed income securities.                 - at least 65% of its assets in investment
                                                                                       grade fixed income securities. The
                                                                                       portfolio management team may choose
                                                                                       unrated securities if it believes they
                                                                                       are of comparable quality to investment
                                                                                       grade securities at the time of
                                                                                       investment
                                                                                     - corporate debt securities, including
                                                                                       bonds, notes and debentures, U.S.
                                                                                       government obligations, foreign debt
                                                                                       securities denominated in U.S. dollars,
                                                                                       mortgage-related securities,
                                                                                       asset-backed securities or municipal
                                                                                       securities

                                      The Fund's/Portfolio's investment objective        What the Fund/Portfolio invests in
                                      -------------------------------------------    ------------------------------------------

Corporate Bond Portfolio              Maximize total return consistent with          - at least 80% of its assets in corporate
                                      investing at least 80% of its assets in a        debt securities (rated BBB or better)
                                      diversified portfolio of corporate bonds.        including foreign debt securities
                                                                                       denominated in U.S. dollars and
                                                                                       asset-backed securities. Normally, the
                                                                                       Portfolio's average dollar-weighted
                                                                                       maturity will be between five and
                                                                                       fifteen years and its duration will be
                                                                                       between four and seven years

Mortgage- & Asset-Backed Portfolio    Maximize total return consistent with          - at least 80% of its assets in
                                      investing at least 80% of its assets in a        mortgage-related securities or other
                                      diversified portfolio of mortgage- and           asset-backed securities.
                                      other asset-backed securities.                   Mortgage-related securities may include
                                                                                       U.S. government obligations, or
                                                                                       securities that are issued or guaranteed
                                                                                       by private issuers, including
                                                                                       collateralized mortgage obligations,
                                                                                       commercial mortgage-backed securities,
                                                                                       and mortgage-backed securities that are
                                                                                       traded on a to-be-announced basis.
                                                                                       Asset-backed securities may include
                                                                                       bonds backed by automobile or credit
                                                                                       card receivables, equipment leases, home
                                                                                       equity loans, manufactured housing
                                                                                       loans, stranded utility costs,
                                                                                       collateralized debt obligations, and
                                                                                       other types of consumer loan or lease
                                                                                       receivables. All investments in
                                                                                       mortgage-backed and other asset-backed
                                                                                       securities will normally be rated
                                                                                       investment grade by one or more
                                                                                       nationally recognized statistical rating
                                                                                       agencies. The team may choose unrated
                                                                                       securities it believes are of comparable
                                                                                       quality at the time of investment.
                                                                                       Normally, the Portfolio's average
                                                                                       dollar-weighted maturity will be between
                                                                                       two and eight years and its duration
                                                                                       will be between one and five years

HIGH YIELD BOND FUND
Nations High Yield Bond Fund          Maximum income by investing in a               Nations High Yield Bond Master Portfolio.
                                      diversified portfolio of high yield debt       The Master Portfolio invests:
                                      securities.                                    - at least 80% of its assets in domestic
                                                                                       and foreign corporate high yield debt
                                                                                       securities which are not rated
                                                                                       investment grade but generally will be
                                                                                       rated "BB" or "B" by Standard & Poor's
                                                                                       Corporation
                                                                                     - primarily in U.S. government
                                                                                       obligations, zero-coupon bonds, as well as
                                                                                       domestic corporate high yield debt
                                                                                       securities and U.S. dollar-denominated
                                                                                       foreign corporate high yield debt
                                                                                       securities, both of which include
                                                                                       private placements
                                                                                     - up to 20% of its assets in equity
                                                                                       securities which may include convertible
                                                                                       securities


                                      The Fund's/Portfolio's investment objective        What the Fund/Portfolio invests in
                                      -------------------------------------------    ------------------------------------------

MONEY MARKET FUND
Nations Cash Reserves                 Preservation of principal value and            - money market instruments, including
                                      maintenance of a high degree of liquidity        commercial paper, bank obligations,
                                      while providing current income.                  short- term debt securities, short-term
                                                                                       taxable municipal securities, repurchase
                                                                                       agreements secured by first-tier
                                                                                       securities, U.S. government obligations
                                                                                       or U.S. Treasury obligations

CONVERTIBLE SECURITIES FUND
Nations Convertible Securities        To provide investors with a total              - at least 80% of its assets in
Fund                                  investment return, comprised of current          convertible securities. Most convertible
                                      income and capital appreciation, consistent      securities are issued by U.S. issuers
                                      with prudent investment risk.                    and are not investment grade
                                                                                     - the Fund may invest up to 15% of its
                                                                                       assets in Eurodollar convertible
                                                                                       securities
                                                                                     - the team generally chooses convertible
                                                                                       securities that are rated at least "B"
                                                                                       by a nationally recognized statistical
                                                                                       rating organization but may choose
                                                                                       unrated securities if it believes they
                                                                                       are of comparable quality at the time of
                                                                                       investment

STOCK FUNDS
Nations Value Fund                    Growth of capital by investing in companies    - at least 80% of its assets in common
                                      that are believed to be undervalued.             stocks of U.S. companies. The Fund
                                                                                       generally invests in companies in a
                                                                                       broad range of industries with market
                                                                                       capitalizations of at least $1 billion
                                                                                       and daily trading volumes of at least $3
                                                                                       million
                                                                                     - up to 20% of its assets in foreign
                                                                                       securities

Nations MidCap Value Fund             Long-term growth of capital with income as     - at least 80% of its assets in equity
                                      a secondary consideration.                       securities of U.S. companies whose market
                                                                                       capitalizations are within the range of
                                                                                       the companies within the Russell MidCap
                                                                                       Value Index and that are believed to
                                                                                       have the potential for long-term growth
                                                                                     - up to 20% of its assets in foreign
                                                                                       securities

Nations SmallCap Value Fund           Long-term growth of capital by investing in    Nations SmallCap Value Master Portfolio.
                                      companies believed to be undervalued.          The Master Portfolio invests:
                                                                                     - at least 80% of its assets in equity
                                                                                       securities of U.S. companies whose market
                                                                                       capitalizations are within the range of
                                                                                       the companies within the Russell 2000
                                                                                       Value Index and that are believed to
                                                                                       have the potential for long-term growth


--------------------------------------------------------------------------------

YOU'LL FIND SPECIFIC INFORMATION ABOUT THE PORTFOLIO'S PRINCIPAL INVESTMENTS, STRATEGIES AND RISKS IN THE DESCRIPTIONS STARTING ON PAGE 5.

--------------------------------------------------------------------------------

Other important information
(LINE GRAPH GRAPHIC)
The following are some other risks and information you should consider before you invest:

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Portfolio or Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        The Portfolio may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Portfolio becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- The Portfolio or any Fund may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      - INVESTMENT IN NATIONS MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Funds and the Portfolio may invest their assets in Nations Money Market Funds. BACAP and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds and the Portfolio for services provided directly. BACAP may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Funds.

      - INVESTING DEFENSIVELY -- The Portfolio may temporarily hold up to 100% of its assets in Nations Cash Reserves, a Nation's Money Market Fund, to try to protect it during a market or economic downturn or because of political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- A Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to the Portfolio and the Funds, including investment advisory, investment sub-advisory, distribution, administration, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Portfolio and the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO TURNOVER -- The Portfolio or Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. When distributed, these gains are taxable to shareholders as ordinary income, which generally are taxable to individual shareholders at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Portfolio's returns. The Portfolio generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading. The annual portfolio turnover rate for Nations LifeGoal Income Portfolio is expected to be no more than 200%. The Portfolio's turnover will depend on market conditions and how the team allocates and re-allocates assets.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Portfolio's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.321.7854 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

How the Portfolio is managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

ONE BANK OF AMERICA PLAZA
CHARLOTTE, NORTH CAROLINA 28255

--------------------------------------------------------------------------------


INVESTMENT ADVISER

BACAP is the investment adviser to over 70 mutual fund portfolios in the Nations Funds Family, including the Portfolio described in this prospectus.

BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $195 billion, BACAP acts as investment manager for individuals, corporations, private investment companies and financial institutions. BACAP uses a team approach to investment management. Each team or individual portfolio manager has access to the latest technology and analytical resources.

BACAP's Investment Strategies Team is responsible for making the day-to-day investment decisions for the Portfolio.

BACAP is also the investment adviser to the Nations Funds that appear in the table below. The table tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund for which BACAP has not engaged an investment sub-adviser.

  FUND                                         BACAP TEAM

  NATIONS CASH RESERVES                        CASH INVESTMENT TEAM

  NATIONS SHORT-TERM INCOME FUND               FIXED INCOME MANAGEMENT TEAM

  NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND   FIXED INCOME MANAGEMENT TEAM

  NATIONS GOVERNMENT SECURITIES FUND           FIXED INCOME MANAGEMENT TEAM

  NATIONS INTERMEDIATE BOND FUND(1)            FIXED INCOME MANAGEMENT TEAM

  NATIONS BOND FUND                            FIXED INCOME MANAGEMENT TEAM

  CORPORATE BOND PORTFOLIO                     FIXED INCOME MANAGEMENT TEAM

  MORTGAGE- & ASSET-BACKED PORTFOLIO           FIXED INCOME MANAGEMENT TEAM

  NATIONS CONVERTIBLE SECURITIES FUND          INCOME STRATEGIES TEAM

  NATIONS VALUE FUND                           VALUE STRATEGIES TEAM

  NATIONS MIDCAP VALUE FUND                    VALUE STRATEGIES TEAM

  NATIONS SMALLCAP VALUE FUND(1)               VALUE STRATEGIES TEAM

(1)These Funds don't have their own investment sub-adviser because they invest in Nations Intermediate Bond Master Portfolio and Nations SmallCap Value Master Portfolio, respectively. BACAP is the investment adviser to each Master Portfolio.

The Portfolio pays BACAP an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly.

BACAP has agreed to waive fees until July 31, 2004. You'll find a discussion of any waiver in the Portfolio description. There is no assurance that BACAP will waive any fees after this date.

The following chart shows the maximum advisory fee BACAP can receive.

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                                MAXIMUM
                                                                ADVISORY
                                                                  FEE
  NATIONS LIFEGOAL INCOME PORTFOLIO                               0.50%

INVESTMENT SUB-ADVISERS

Nations Funds and BACAP may engage one or more investment sub-advisers for the Portfolio to make day-to-day investment decisions for the Portfolio. BACAP retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Portfolio's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BACAP may at times recommend to the Board that the Portfolio:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Portfolio to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. BACAP and Nations Funds have applied for relief from the SEC to permit the Portfolio to act on many of BACAP's recommendations with approval only by the Board and not by Portfolio shareholders. BACAP or a Portfolio would inform the Portfolio's shareholders of any actions taken in reliance on this relief. Until BACAP and the Portfolio obtains the relief, each Portfolio will continue to submit these matters to shareholders for their approval to the extent required by applicable law.


Nations Funds and BACAP have engaged other investment sub-advisers to provide day-to-day portfolio management for certain underlying Nations Funds in which the Portfolio invests. These sub-advisers function under the supervision of BACAP and the Board of Nations Funds.

--------------------------------------------------------------------------------

MACKAY SHIELDS LLC

9 WEST 57TH STREET
NEW YORK, NEW YORK 10019

--------------------------------------------------------------------------------


MACKAY SHIELDS LLC

Founded in 1938, MacKay Shields is an independently-managed, wholly-owned subsidiary of New York Life Insurance Company. The firm's 80 investment professionals manage more than $30 billion in assets, including over $11.5 billion in high yield assets.

MacKay Shields' High Yield Portfolio Management Team is responsible for making the day-to-day decisions for Nations High Yield Bond Master Portfolio.

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

BACAP DISTRIBUTORS, LLC

ONE BANK OF AMERICA PLAZA
CHARLOTTE, NORTH CAROLINA 28255

--------------------------------------------------------------------------------

The Portfolio is distributed by BACAP Distributors, LLC (BACAP Distributors), a registered broker/dealer. BACAP Distributors may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

BACAP Distributors is also administrator of the Portfolio, and is responsible for overseeing the administrative operations of the Portfolio. The Portfolio pays BACAP Distributors a maximum fee of 0.23% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

--------------------------------------------------------------------------------

PFPC INC.

400 BELLEVUE PARKWAY
WILMINGTON, DELAWARE 19809

--------------------------------------------------------------------------------


PFPC Inc. (PFPC) is the transfer agent for the Portfolio's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Choosing a share class

(CHOOSING A SHARE CLASS GRAPHIC)

--------------------------------------------------------------------------------

WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING NATIONS FUNDS. SELLING AGENT OR SERVICING AGENT (SOMETIMES REFERRED TO AS A SELLING AGENT) MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AND SERVICING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.




 FOR MORE INFORMATION ABOUT HOW TO CHOOSE A SHARE CLASS, CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL US AT 1.800.321.7854.




 BEFORE YOU INVEST, PLEASE NOTE THAT OVER TIME, DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES WILL INCREASE THE COST OF YOUR INVESTMENT, AND MAY COST YOU MORE THAN ANY SALES CHARGES YOU MAY PAY. FOR MORE INFORMATION, SEE HOW SELLING AND SERVICING AGENTS ARE PAID.

--------------------------------------------------------------------------------


Before you can invest in the Portfolio, you'll need to choose a share class. There are three classes of shares of the Portfolio offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees and other features of the share classes.

                               INVESTOR A          INVESTOR B          INVESTOR C
                                 SHARES              SHARES              SHARES
  MAXIMUM AMOUNT YOU CAN
  BUY                           NO LIMIT            $250,000            NO LIMIT



  MAXIMUM FRONT-END SALES
  CHARGE                         3.25%                NONE                NONE



  MAXIMUM DEFERRED SALES
  CHARGE                        NONE(1)             3.00%(2)            1.00%(3)



  MAXIMUM ANNUAL                               0.75% DISTRIBUTION  0.75% DISTRIBUTION
  DISTRIBUTION AND         0.25% DISTRIBUTION   (12B-1) FEE AND     (12B-1) FEE AND
  SHAREHOLDER SERVICING     (12B-1)/SERVICE          0.25%               0.25%
  FEES                            FEE             SERVICE FEE         SERVICE FEE



  CONVERSION FEATURE              NONE                YES                 NONE

(1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A
   SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

(2)This charge decreases over time. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

(3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies, and when you're required to pay the charge. You should think about these things carefully before you invest.

Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Portfolio, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Investor B and Investor C Shares. This means that Investor A Shares can be expected to pay relatively higher distributions per share.

Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Portfolio. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Portfolio, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in ABOUT INVESTOR B SHARES.

--------------------------------------------------------------------------------

THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE PORTFOLIO EVERY BUSINESS DAY.
--------------------------------------------------------------------------------



(ABOUT INVESTOR A  ABOUT INVESTOR A SHARES
  SHARES GRAPHIC)

      There is no limit to the amount you can invest in Investor A Shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares.

      FRONT-END SALES CHARGE

      You'll pay a front-end sales charge when you buy Investor A Shares, unless:

        - you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE -- FRONT END SALES CHARGES

        - you're reinvesting distributions

      The sales charge you'll pay depends on the amount you're investing -- generally, the larger the investment, the smaller the percentage sales charge.

                                                                        AMOUNT RETAINED
                                     SALES CHARGE     SALES CHARGE     BY SELLING AGENTS
                                    AS A % OF THE     AS A % OF THE      AS A % OF THE
                                    OFFERING PRICE   NET ASSET VALUE    OFFERING PRICE
         AMOUNT YOU BOUGHT            PER SHARE         PER SHARE          PER SHARE
         $0 -- $99,999                  3.25%             3.36%              3.00%



         $100,000 -- $249,999           2.50%             2.56%              2.25%



         $250,000 -- $499,999           2.00%             2.04%              1.75%



         $500,000 -- $999,999           1.50%             1.53%              1.25%



         $1,000,000 OR MORE             0.00%             0.00%              1.00%(1)

      (1)1.00% on the first $3,000,000, 0.50% on the next $47,000,000, 0.25% on amounts over $50,000,000. BACAP Distributors pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.

      CONTINGENT DEFERRED SALES CHARGE

      If you own or buy $1,000,000 or more of Investor A Shares, there is one situation when you'll pay a CDSC:

        - If you sell your shares within 18 months of buying them, you'll pay a CDSC of 1.00%.

      The CDSC is calculated from the day your purchase is accepted (the trade date). We deduct the CDSC from the net asset value or purchase price of the shares, whichever is lower.

      You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.


(About Investor B  ABOUT INVESTOR B SHARES
  Shares GRAPHIC)

      You can buy up to $250,000 in aggregate of Investor B Shares. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.

      CONTINGENT DEFERRED SALES CHARGE

      You'll pay a CDSC when you sell your Investor B Shares, unless:

        - you bought the shares before August 1, 1997

        - you received the shares from reinvested distributions

        - you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE -- CONTINGENT DEFERRED SALES CHARGES

      The CDSC you pay depends on when you bought your shares, how much you bought in some cases, and how long you held them.

         IF YOU SELL YOUR SHARES
         DURING THE FOLLOWING YEAR:                               YOU'LL PAY A CDSC OF:
         ----------------------------------------------------------------------------------------
                                                          SHARES YOU    SHARES YOU BOUGHT BETWEEN
                                                         BOUGHT AFTER    8/1/1997 AND 11/15/1998
                                                          11/15/1998    IN THE FOLLOWING AMOUNTS:
                                                         ------------   -------------------------
                                                                          $0 -        $500,000 -
                                                                        $499,999       $999,999
         THE FIRST YEAR YOU OWN THEM                         3.0%          3.0%          2.0%



         THE SECOND YEAR YOU OWN THEM                        3.0%          2.0%          1.0%



         THE THIRD YEAR YOU OWN THEM                         2.0%          1.0%          NONE



         THE FOURTH YEAR YOU OWN THEM                        1.0%          NONE          NONE



         THE FIFTH YEAR YOU OWN THEM                         NONE          NONE          NONE



         THE SIXTH YEAR YOU OWN THEM                         NONE          NONE          NONE



         AFTER SIX YEARS OF OWNING THEM                      NONE          NONE          NONE

      The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the net asset value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

      Your selling agent receives compensation when you buy Investor B Shares. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.

      ABOUT THE CONVERSION FEATURE

      Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:

                                                       WILL CONVERT TO INVESTOR A SHARES
         INVESTOR B SHARES YOU BOUGHT                     AFTER YOU'VE OWNED THEM FOR
         AFTER NOVEMBER 15, 1998                                  EIGHT YEARS



         BETWEEN AUGUST 1, 1997 AND NOVEMBER 15, 1998
           $0 -- $249,000                                         NINE YEARS
           $250,000 -- $499,999                                    SIX YEARS
           $500,000 -- $999,999                                   FIVE YEARS



         BEFORE AUGUST 1, 1997                                    NINE YEARS

      Investor B Shares purchased during certain periods prior to August 1, 1997 may have had different or no conversion rights. Please refer to the conversion rights outlined in the original prospectus relating to those Investor B Shares.

The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

      Here's how the conversion works:

        - We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

        - Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares will convert to Investor A Shares at the same time.

        - You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

        - Investor B Shares that you received from an exchange of Investor B Shares of another Nations Fund will convert based on the day you bought the original shares. Your conversion date may be later if you exchanged to or from a Nations Money Market Fund.

        - Conversions are free from federal income tax.


(About Investor C  ABOUT INVESTOR C SHARES
  Shares GRAPHIC)

      There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

      CONTINGENT DEFERRED SALES CHARGE

      You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

        - you received the shares from reinvested distributions

        - you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE -- CONTINGENT DEFERRED SALES CHARGES

      The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the net asset value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

      Your selling agent receives compensation when you buy Investor C Shares. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.

--------------------------------------------------------------------------------

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION ABOUT REDUCTIONS AND WAIVERS OF SALES CHARGES.

YOU AND/OR YOUR INVESTMENT PROFESSIONAL ARE RESPONSIBLE FOR NOTIFYING NATIONS FUNDS THAT YOU MAY QUALIFY FOR A REDUCTION OR A WAIVER BEFORE BUYING SHARES.

WE CAN CHANGE OR CANCEL THESE TERMS AT ANY TIME. ANY CHANGE OR CANCELLATION APPLIES ONLY TO FUTURE PURCHASES.

--------------------------------------------------------------------------------


      WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE

      You may be eligible for a reduced or waived front-end sales charge or CDSC. Information about these reductions and waivers is provided below and may also be discussed in the SAI. Please contact your investment professional or contact Nations Funds at 1.800.321.7854 to determine whether you qualify for a reduction or waiver of these charges.

      FRONT-END SALES CHARGES

      (Investor A Shares)

      There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

        - COMBINE PURCHASES YOU'VE ALREADY MADE
            Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own with Investor A Shares you're buying to calculate the sales charge. The sales charge is based on the total value of the shares you already own, plus the value of the shares you're buying. Index Funds (including Nations LargeCap Enhanced Core Fund) and Money Market Funds, except Investor B and Investor C Shares of Nations Money Market Funds, don't qualify for rights of accumulation.

        - COMBINE PURCHASES YOU PLAN TO MAKE
            By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

            - You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

            - Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

            - If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

            - Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

            - If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

        - COMBINE PURCHASES WITH FAMILY MEMBERS
            You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Money Market Funds, don't qualify.

      The following investors can buy Investor A Shares without paying a front-end sales charge:

        - full-time employees and retired employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

        - banks, trust companies and thrift institutions, acting as fiduciaries

        - individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested in the Portfolio within 90 days of the date of distribution

        - Nations Funds' Trustees, Directors and employees of its investment sub-advisers

        - registered broker/dealers that have entered into a Nations Funds dealer agreement with BACAP Distributors may buy Investor A Shares without paying a front-end sales charge for their investment account only

        - registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

        - employees or partners of any service provider to the Portfolio

        - investors who buy through accounts established with certain fee-based investment advisers or financial planners, wrap fee accounts and other managed agency/asset allocation accounts

        - shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at net asset value

      The following plans can buy Investor A Shares without paying a front-end sales charge:

        - pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Internal Revenue Code of 1986, as amended (the tax code)

        - employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under
          Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

            - have at least $500,000 invested in Investor A Shares of Nations
              Funds (except Money Market Funds), or

            - sign a letter of intent to buy at least $500,000 of Investor A
              Shares of Nations Funds (except Money Market Funds), or

            - be an employer-sponsored plan with at least 100 eligible participants, or

            - be a participant in an alliance program that has signed an agreement with the Portfolio or a selling agent

        - certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

      You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling Investor A Shares of the same Portfolio. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the Investor A Shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, BACAP Distributors or their agents must receive your written request within 120 days after you sell your shares.

      CONTINGENT DEFERRED SALES CHARGES
      (Investor A, Investor B and Investor C Shares)

      You won't pay a CDSC on the following transactions:

        - shares sold by intermediaries that are part of the Nations Funds selling group where the intermediary has entered into an agreement with Nations Funds not to receive (or to return if received) all or any applicable portion of an up-front commission

        - shares sold following the death or disability (as defined in the tax code) of a shareholder, including a registered joint owner

        - shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

        - shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the tax code

        - shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

            - have at least $500,000 invested in Investor A, Investor B or
              Investor C Shares of Nations Funds, or

            - sign a letter of intent to buy at least $500,000 of Investor A,
              Investor B or Investor C Shares of Nations Funds, or

            - be an employer-sponsored plan with at least 100 eligible participants, or

            - be a participant in an alliance program that has signed an agreement with Nations Funds or its principal underwriter

        - the following retirement plan distributions:

            - lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

            - distributions from an individual retirement account (IRA) or
              Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2

            - a tax-free return of an excess contribution to an IRA

            - distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code

        - payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

        - shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

        - if you exchange Investor B or Investor C Shares of a Nations Fund that were bought through a Bank of America employee benefit plan for Investor A Shares of a Nations Fund

        - withdrawals made under the Automatic Withdrawal Plan described in BUYING, SELLING AND EXCHANGING SHARES, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000

      You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same class of the same Portfolio within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the Investor B or Investor C Shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, BACAP Distributors or their agents must receive your written request within 120 days after you sell your shares.

      You won't pay a CDSC on the sale of Investor C Shares sold by a nonprofit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

Buying, selling and exchanging shares
(Buying, selling and exchanging shares GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


You can invest in the Portfolio through your selling agent or directly from Nations Funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in CHOOSING A SHARE CLASS.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions or you need help placing an order.

                   Ways to buy, sell
                      or exchange        How much you can buy, sell or exchange              Other things to know
                  -------------------    ---------------------------------------    ---------------------------------------
Buying shares     In a lump sum          minimum initial investment:                There is no limit to the amount you can
                                         - $1,000 for regular accounts              invest in Investor A and C Shares. You
                                         - $500 for traditional and Roth IRAs,      can invest up to $250,000 in Investor B
                                           and Coverdell Education Savings          Shares.
                                           Accounts
                                         - $250 for certain fee-based accounts
                                         - no minimum for certain retirement
                                           plan accounts like 401(k) plans and
                                           SEP accounts, but other restrictions
                                           apply
                                         minimum additional investment:
                                         - $100 for all accounts


                  Using our              minimum initial investment:                You can buy shares twice a month,
                  Systematic             - $100                                     monthly or quarterly, using automatic
                  Investment Plan        minimum additional investment:             transfers from your bank account.
                                         - $50


Selling shares    In a lump sum          - you can sell up to $50,000 of your       We'll deduct any CDSC from the amount
                                           shares by telephone, otherwise there     you're selling and send you or your
                                           are no limits to the amount you can      selling agent the balance, usually
                                           sell                                     within three business days of receiving
                                         - other restrictions may apply to          your order.
                                           withdrawals from retirement plan
                                           accounts                                 If you paid for your shares with a
                                                                                    check that wasn't certified, we'll hold
                                                                                    the sale proceeds when you sell those
                                                                                    shares for at least 15 days after the
                                                                                    trade date of the purchase, or until
                                                                                    the check has cleared.


                  Using our Automatic    - minimum $25 per withdrawal               Your account balance must be at least
                  Withdrawal Plan                                                   $10,000 to set up the plan. You can
                                                                                    make withdrawals twice a month,
                                                                                    monthly, quarterly, bi-annually or
                                                                                    annually. We'll send your money by
                                                                                    check or deposit it directly to your
                                                                                    bank account. No CDSC is deducted if
                                                                                    you withdraw 12% or less of the value
                                                                                    of your shares in a class.


Exchanging        In a lump sum          - minimum $1,000 per exchange              You can exchange your Investor A Shares
  shares                                                                            for Investor A Shares of any other
                                                                                    Portfolio or Nations Fund, except Index
                                                                                    Funds.
                                                                                    You can exchange your Investor B Shares
                                                                                    for Investor B Shares of any other
                                                                                    Portfolio or Nations Fund.
                                                                                    You can exchange your Investor C Shares
                                                                                    for Investor C Shares of any other
                                                                                    Portfolio or Nations Fund.
                                                                                    You won't pay a front-end sales charge,
                                                                                    CDSC or redemption fee on the shares
                                                                                    you're exchanging.


                  Using our Automatic    - minimum $25 per exchange                 You must already have an investment in
                  Exchange Feature                                                  the Portfolio or Funds into which you
                                                                                    want to exchange. You can make
                                                                                    exchanges monthly or quarterly.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of the Portfolio's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Portfolio at the end of each business day. The net asset value per share of the Portfolio is based on the net asset value per share of the Nations Funds the Portfolio invests in.

We calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN AN UNDERLYING FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair value. When a Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when Fund shares may not be bought or sold.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders received by BACAP Distributors, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE PORTFOLIO EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Investor A Shares at the offering price per share. You buy Investor B and Investor C Shares at net asset value per share.

        - If we don't receive payment within three business days of receiving your order, we'll refuse the order. We'll return any payment received for orders that we refuse.

        - Selling agents are responsible for sending orders to us and ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Portfolio. We generally don't issue certificates.

      MINIMUM INITIAL INVESTMENT

      The minimum initial amount you can buy is usually $1,000.

      If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

        - $500 for traditional and Roth IRAs, and Coverdell Education Savings Accounts

        - $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

        - $100 using our Systematic Investment Plan

        - There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
          IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this

      MINIMUM ADDITIONAL INVESTMENT

      You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

SYSTEMATIC INVESTMENT PLAN
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Portfolios you choose. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

  - You can buy shares twice a month, monthly or quarterly.

  - You can choose to have us transfer your money on or about the 15th or the last day of the month.
  - Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.


(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We'll deduct any CDSC from the amount you're selling and send you the balance.

        - If you're selling your shares through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after BACAP Distributors, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

--------------------------------------------------------------------------------




 FOR MORE INFORMATION
 ABOUT TELEPHONE ORDERS,
 SEE HOW ORDERS ARE
 PROCESSED.

--------------------------------------------------------------------------------


        - If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account within three business days after the Portfolio receives your order.

        - You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

        - We can delay payment of the sale proceeds for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

        - if your selling agent tells us to sell your shares under arrangements made between the selling agent and you

        - under certain other circumstances allowed under the 1940 Act

AUTOMATIC WITHDRAWAL PLAN
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

  - Your account balance must be at least $10,000 to set up the plan.

  - If you set up the plan after you've opened your account, your signature must be guaranteed.

  - You can choose to have us transfer your money on or about the 10th or the 25th of the month.

  - You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

  - We'll send you a check or deposit the money directly to your bank account.

  - You can cancel the plan by giving your selling agent or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Portfolio is earning, you'll eventually use up your original investment.

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO OR FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------



(EXCHANGING SHARES EXCHANGING SHARES
  GRAPHIC)

      You can sell shares of the Portfolio to buy shares of another Portfolio or Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

      Here's how exchanges work:

        - You must exchange at least $1,000, or $25 if you use our Automatic Exchange Feature.

        - The rules for buying shares of a Portfolio or Fund, including any minimum investment requirements, apply to exchanges into that Portfolio or Fund.

        - You may only make exchanges into a Portfolio or Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Portfolio or Fund that is accepting investments.

        - The interests of a Portfolio's or Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -- also known as "market timing." The exchange privilege is not intended as a vehicle for market timing. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. When BACAP believes frequent trading would have a disruptive effect on a Portfolio's or Fund's ability to manage its investments, a Portfolio or Fund may reject purchase orders and exchanges into a Portfolio or Fund by any person, group or account that is believed to be a market timer.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

      EXCHANGING INVESTOR A SHARES

      You can exchange Investor A Shares of the Portfolio for Investor A Shares of any other Nations Lifegoal Portfolio or Nations Fund, except Index Funds (including Nations LargeCap Enhanced Core Fund).

      Here are some rules for exchanging Investor A Shares:

        - You won't pay a front-end sales charge on the shares of the Portfolio or Fund you're exchanging.

        - You won't pay a CDSC, if applicable, on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until when you sold the shares you received from the exchange.

      EXCHANGING INVESTOR B SHARES

      You can exchange Investor B Shares of the Portfolio for Investor B Shares of any other Nations Lifegoal Portfolio or Nations Fund.

      You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

      If you received Investor C Shares of a Nations Money Market Fund through an exchange of Investor B Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Investor C Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

      EXCHANGING INVESTOR C SHARES

      You can exchange Investor C Shares of the Portfolio for Investor C Shares of any other Nations Lifegoal Portfolio or Nations Fund.

      You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

AUTOMATIC EXCHANGE FEATURE
The Automatic Exchange Feature lets you exchange $25 or more of Investor A, Investor B or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

  - Send your request to PFPC in writing or call 1.800.321.7854.

  - You must already have an investment in the Portfolios or Funds you want to exchange.

  - You can choose to have us transfer your money on or about the 1st or the 15th day of the month.

  - The rules for making exchanges apply to automatic exchanges.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

Your selling and servicing agents usually receive compensation based on your investment in the Portfolio. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

COMMISSIONS

Your selling agent may receive an up-front commission (reallowance) when you buy shares of the Portfolio. The amount of this commission depends on which share class you choose:

  - up to 3.00% of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares

  - up to 2.75% of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

  - up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

If you buy Investor B or Investor C Shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.

--------------------------------------------------------------------------------

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 UNDER THE 1940 ACT.

YOUR SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES

BACAP Distributors and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The amount of the fee depends on the class of shares you own:

                                 MAXIMUM ANNUAL DISTRIBUTION (12B-1)
                                    AND SHAREHOLDER SERVICING FEES
                             (AS AN ANNUAL % OF AVERAGE DAILY NET ASSETS)
  INVESTOR A SHARES  0.25% COMBINED DISTRIBUTION (12B-1) AND SHAREHOLDER
                     SERVICING FEE



  INVESTOR B SHARES  0.75% DISTRIBUTION (12B-1) FEE, 0.25% SHAREHOLDER SERVICING
                     FEE



  INVESTOR C SHARES  0.75% DISTRIBUTION (12B-1) FEE, 0.25% SHAREHOLDER SERVICING
                     FEE

Fees are calculated daily and paid monthly. Because these fees are paid out of the Portfolio's assets on an ongoing basis they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Portfolio pays these fees to BACAP Distributors and/or to eligible selling and servicing agents and financial institutions, including BACAP or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling and servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Portfolio

  - additional amounts on all sales of shares:

      - up to 1.00% of the offering price per share of Investor A Shares

      - up to 1.00% of the net asset value per share of Investor B Shares

      - up to 1.00% of the net asset value per share of Investor C Shares

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Portfolio, is discretionary and may be available only to selected selling and servicing agents. For example, BACAP Distributors sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BACAP Distributors and BACAP, and certain other selling or servicing agents. Selected selling and servicing agents also may receive compensation for opening a minimum number of accounts.

BACAP and BACAP Distributors may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

Distributions and taxes
(DISTRIBUTION AND TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF THE PORTFOLIO -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and realized capital gain to its shareholders. The Portfolio intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Portfolio won't have to pay any federal income tax. When the Portfolio makes this kind of a payment, it's split among all shares, and is called a distribution.

The Portfolio normally declares and pays distributions of net investment income monthly, and distributes any net realized capital gain at least once a year. The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the Portfolio unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy Portfolio shares shortly before the Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Portfolio that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the gain. This distribution is also subject to tax. The Portfolio has built up, or has the potential to build up, high levels of unrealized capital gain.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE PORTFOLIO. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING PORTFOLIO SHARES THROUGH A TAX-ADVANTAGED ACCOUNT SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of the Portfolio's ordinary income and net short-term capital gain generally are taxable to you as ordinary income. Distributions that come from net long-term capital gain generally are taxable to you as long-term capital gain.

Under recent changes to the tax code, an individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. The Portfolio's long-term capital gain distributed to individual shareholders generally will qualify for the reduced rate of tax if attributable to the Portfolio's sales and exchanges on or after May 6, 2003. Also, if you're an individual Portfolio shareholder, your distributions attributable to dividends received by the Portfolio from U.S. and certain foreign corporations after December 31, 2002 generally will be treated as net long-term capital gain, as long as certain holding period requirements are met by you for your Portfolio shares and the Portfolio for its stock producing such dividends. A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest the Portfolio earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

Your redemptions (including redemptions paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held such Portfolio shares for more than one year at the time of redemption or exchange. In certain circumstances, capital losses may be disallowed.

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors.

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN AGGREGATE BOND INDEX -- an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN GOVERNMENT BOND INDEX -- an unmanaged index of government bonds with an average maturity of approximately nine years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.
LEHMAN GOVERNMENT/CORPORATE BOND INDEX -- an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX -- an unmanaged index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MERRILL LYNCH ALL CONVERTIBLES ALL QUALITIES INDEX -- a widely used measure of convertible securities performance, this unmanaged index measures the performance of all U.S. dollar denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance. The index is reweighted daily to reflect all market value increases and decreases, as well as new issues and redemptions. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MERRILL LYNCH 1-3 YEAR TREASURY INDEX -- an unmanaged index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRE-REFUNDED BOND -- a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

RUSSELL 1000 VALUE INDEX -- an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) VALUE INDEX -- an unmanaged index which measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the

Russell 1000(R) Value Index. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000 VALUE INDEX -- an unmanaged index comprised of securities in the Russell 2000 Index, which is a measure of small company performance. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500(1) -- Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. TREASURY OBLIGATION -- a debt security issued by the U.S. Treasury.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)S&P has not reviewed any stock included in the S&P 500 for its investment merit. S&P determines and calculates its index independently of the Portfolios and is not a sponsor or affiliate of the Portfolios. S&P gives no information and makes no statements about the suitability of investing in the Portfolios or the ability of its index to track stock market performance. S&P makes no guarantees about the index, any data included in it and the suitability of the index or its data for any purpose. "Standard and Poor's" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.



45
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

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

Where to find more information
(QUESTION MARK GRAPHIC)

You'll find more information about Nations LifeGoal Income Portfolio in the following documents:

      ANNUAL AND SEMI-ANNUAL REPORTS

      The annual and semi-annual reports, when they become available, contain information about Portfolio investments and performance, the financial statements and the independent accountants' reports. The annual report also will include a discussion about the market conditions and investment strategies that had a significant effect on the Portfolio's performance during the period covered.

(SAI GRAPHIC)      STATEMENT OF ADDITIONAL INFORMATION
                   The SAI contains additional information about the Portfolio and its policies.
                   The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

      You can obtain a free copy of these documents, request other information about the Portfolio and make shareholder inquiries by contacting Nations
      Funds:

      By telephone: 1.800.321.7854

      By mail:
      NATIONS FUNDS
      C/O BACAP DISTRIBUTORS, LLC
      ONE BANK OF AMERICA PLAZA
      33RD FLOOR
      CHARLOTTE, NC 28255

      On the Internet: WWW.NATIONSFUNDS.COM

      Information about the Portfolio can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number:
Nations Funds Trust, 811-09645
LGINCPROIX-0903


                                                            (NATIONS FUNDS LOGO)

       Nations LifeGoal(R) Income Portfolio
       -------------------------------------------------------------------------
       Prospectus -- Primary A Shares
       September 2, 2003

(NATIONS FUNDS LOGO)



THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  -----------------------------------
                           NOT FDIC INSURED
                  -----------------------------------
                            MAY LOSE VALUE
                  -----------------------------------
                           NO BANK GUARANTEE
                  -----------------------------------

AN OVERVIEW OF THE PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 25.

YOUR INVESTMENT IN THE PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE PORTFOLIO AND THE UNDERLYING FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about Nations LifeGoal Income Portfolio. Please read it carefully because it contains information that's designed to help you make informed investment decisions.

The Portfolio invests in a mix of Nations Funds Money Market, Government & Corporate Bond, Stock Funds, Fixed Income Sector Portfolios and other individual securities like money market instruments, bonds and equities using an asset allocation approach.

ABOUT ASSET ALLOCATION

Asset allocation is the process of creating a diversified portfolio by investing in different asset classes -- for example, money market instruments, fixed income securities and equity securities -- in varying proportions.

The mix of asset classes and how much is invested in each may be the most important factor in how the Portfolio performs and the amount of risk involved. Each asset class, and market segments within a class, like high yield and investment grade bonds, have different return and risk characteristics, and react in different ways to changes in the economy. An investment approach that combines asset classes and market segments may help to reduce overall Portfolio volatility.

ABOUT THE PORTFOLIO

The Portfolio has its own asset allocation strategy, which gives it distinctive risk/return characteristics. The performance of the Portfolio depends on many factors, including its allocation strategy and the performance of the Nations Funds and other securities it invests in. In general, the more the Portfolio allocates to Stock Funds and equity securities, the greater the potential return and the greater the risk of a decline in share price. The more the Portfolio allocates to Government & Corporate Bond Funds, fixed-income securities, Money Market Funds and money market instruments, generally the greater the potential for price stability and the lower the potential return. There's always a risk, however, that you'll lose money or you may not earn as much as you expect.

The Portfolio focuses on current income. It normally allocates a majority of its assets to Funds which invest in fixed income securities, but may also allocate some assets to Funds that invest in equities, money market instruments and individual securities.

IS LIFEGOAL RIGHT FOR YOU?

When you're choosing a mutual fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations LifeGoal Income Portfolio may be suitable for you if:

  - you have longer-term investment goals

  - it is part of a balanced portfolio

  - you're looking for a regular stream of income

It may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with equity and fixed income securities

  - you have short-term investment goals

You'll find a discussion of the Portfolio's principal investments, strategies and risks in the Portfolio description that starts on page 5.

FOR MORE INFORMATION

If you have any questions about the Portfolio, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Portfolio in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Portfolio's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Portfolio
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) IS THE INVESTMENT ADVISER TO THE PORTFOLIO. BACAP IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE PORTFOLIO.




 YOU'LL FIND MORE ABOUT BACAP STARTING ON PAGE 17.

--------------------------------------------------------------------------------


NATIONS LIFEGOAL INCOME PORTFOLIO                                5
------------------------------------------------------------------
ABOUT THE NATIONS FUNDS                                         11
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     15
------------------------------------------------------------------
HOW THE PORTFOLIO IS MANAGED                                    17

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         20
  Distributions and taxes                                       23
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   25
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

NATIONS LIFEGOAL INCOME PORTFOLIO

--------------------------------------------------------------------------------

ABOUT THE ADVISER

BACAP IS THIS PORTFOLIO'S ADVISER. BACAP'S INVESTMENT STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 17.

ABOUT THE UNDERLYING NATIONS FUNDS

YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN WHICH THE PORTFOLIO INVESTS, INCLUDING THEIR OBJECTIVES AND STRATEGIES, IN ABOUT THE NATIONS FUNDS AND IN THE SAI.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks current income through investments primarily in fixed income and income-oriented equity securities consistent with moderate fluctuation of principal.

(COMPASS GRAPHIC)  INVESTMENT STRATEGIES
                   The Portfolio normally invests a majority of its assets in Primary A Shares of
                   Nations Funds Government & Corporate Bond Funds, but may also invest in Nations
                   Funds Stock and Money Market Funds, Fixed Income Sector Portfolios advised by
                   BACAP and individual securities.

The team uses asset allocation as a primary investment approach. It:

  - allocates assets among Fund and individual security categories, within the target allocations set for the Portfolio. It bases its allocations on the Portfolio's investment objective, historical returns for each asset class and on its outlook for the economy

  - chooses Funds and individual securities within each category and the amount it will allocate to each, looking at each Fund's (or individual security's) historical returns, as well as the expected performance of the mix of Funds (or individual securities)

  - reviews the allocations to Funds and individual securities on an ongoing basis, and may change these allocations when it believes it's appropriate to do so

The actual amount invested in each Fund (or individual security) or category of Funds (or category of individual securities) may vary from the allocations set by the team, depending on how the Funds or individual securities perform, and for other reasons. The team may use various strategies to try to manage how much the actual amount varies, and for how long. For example:

  - if there are more assets in a Fund or individual security category than in the target allocation, the team may allocate money coming into the Portfolio to the other Fund or individual security categories

  - if there are fewer assets in a Fund or individual security category than in the target allocation, it may allocate money coming into the Portfolio to that Fund or security category

The Portfolio normally sells securities or a proportionate amount of the shares it owns in each Nations Fund to meet its redemption requests.

In addition to the individual securities identified on page 6, the Portfolio may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Portfolio may invest in futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset. The Portfolio may invest in private placements to seek to enhance its yield. The Portfolio may gain additional exposure to these types of instruments through the underlying Nations Funds in which it may invest.

The Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

             NATIONS LIFEGOAL INCOME PORTFOLIO
  CAN INVEST IN THE FOLLOWING NATIONS FUNDS OR INDIVIDUAL  TARGET ALLOCATION FOR EACH
                        SECURITIES                                 CATEGORY:



  GOVERNMENT & CORPORATE BOND FUNDS                                  0-100%
    NATIONS SHORT-TERM INCOME FUND
    NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
    NATIONS GOVERNMENT SECURITIES FUND
    NATIONS INTERMEDIATE BOND FUND
    NATIONS BOND FUND
    CORPORATE BOND PORTFOLIO
    MORTGAGE- & ASSET-BACKED PORTFOLIO



  HIGH YIELD BOND FUND                                                0-35%
    NATIONS HIGH YIELD BOND FUND



  MONEY MARKET FUND                                                   0-35%
    NATIONS CASH RESERVES



  CONVERTIBLE SECURITIES FUND                                         0-20%
    NATIONS CONVERTIBLE SECURITIES FUND



  STOCK FUNDS                                                         0-20%
    NATIONS VALUE FUND
    NATIONS MIDCAP VALUE FUND
    NATIONS SMALLCAP VALUE FUND



  INDIVIDUAL SECURITIES*                                             0-100%

*INDIVIDUAL SECURITIES INCLUDE, WITHOUT LIMITATION, THE FOLLOWING CATEGORIES:
 MONEY MARKET INSTRUMENTS, INVESTMENT GRADE BONDS AND NOTES, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, HIGH YIELD DEBT SECURITIES, INTERNATIONAL BONDS, INCOME-ORIENTED EQUITIES, CONVERTIBLE SECURITIES AND REAL ESTATE INVESTMENT TRUSTS (OR REITS).

The team will invest a minimum of 50% of the Portfolio's investable assets in investment grade fixed income securities (either through an underlying Nations Fund or through individual securities). The team will invest no more than 30% of the Portfolio's investable assets in a combination of income-oriented equity securities and REITs. The team may substitute or add other Funds to this list at any time, including Funds introduced after the date of this prospectus.

--------------------------------------------------------------------------------

YOU'LL FIND DETAILED INFORMATION ABOUT EACH FUND'S INVESTMENT STRATEGIES AND RISKS IN ITS PROSPECTUS, AND IN ITS SAI. PLEASE CALL US AT 1.800.321.7854 FOR A COPY.




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations LifeGoal Income Portfolio has the following risks:

      - INVESTMENT STRATEGY RISK -- The team uses an asset allocation strategy to try to achieve current income. There is a risk that the mix of investments will not produce the returns they expect, or that the Portfolio will fall in value. There is also the risk that the Funds or individual securities the Portfolio invests in will not produce the returns the team expects, or will fall in value.

      - INTEREST RATE RISK -- The Portfolio may allocate assets to fixed income securities or to Funds that may invest in fixed income securities. The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - CREDIT RISK -- The Portfolio may allocate assets to fixed income securities or to Funds that may invest in fixed income securities, which could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but generally is not a factor for U.S. government obligations. The Portfolio may allocate assets to non-investment grade securities or to Funds that typically invest in securities that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      - DERIVATIVES RISK -- The Portfolio may allocate assets to derivatives or to Funds that use derivative instruments. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Portfolio's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Portfolio. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      - CONVERTIBLE SECURITIES RISK -- The Portfolio may allocate assets to convertible securities or to Funds that invest in convertible securities. The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the underlying Fund may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the underlying Fund's ability to meet its objective.

      - REBALANCING POLICY -- The actual amount in each Fund (or security) or category of Funds (or category of security) may vary from the target allocations set by the team. This could continue for some time.

      - STOCK MARKET RISK -- The Portfolio may allocate assets to stocks or to Funds that invest in stocks. The value of the income-oriented equities the Portfolio invests in directly and the stocks a Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FOREIGN INVESTMENT RISK -- The Portfolio may allocate assets to foreign securities or to Funds that invest in foreign securities. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, may also apply to some foreign investments. Funds that invest in securities of companies in emerging markets have high growth potential, but can be more volatile than securities in more developed markets.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL PORTFOLIO OPERATING EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE NATIONS FUNDS THE PORTFOLIO INVESTS IN.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE PORTFOLIO AFTER WAIVERS AND/OR REIMBURSEMENTS.

--------------------------------------------------------------------------------

(BAR CHART         A LOOK AT THE PORTFOLIO'S PERFORMANCE
  GRAPHIC)         Because the Portfolio has not been in operation for a full calendar year, no performance information is included in the prospectus.
(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE PORTFOLIO
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

         SHAREHOLDER FEES                                              Primary A
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases, as a % of
         offering price                                                  none

         Maximum deferred sales charge (load) as a % of the lower of
         the original purchase price or net asset value                  none

         ANNUAL PORTFOLIO OPERATING EXPENSES
         (Expenses that are deducted from the Portfolio's assets)

         Management fees(1)                                              0.08%

         Distribution (12b-1) and shareholder servicing fees             0.00%

         Other expenses(2)                                               0.44%
                                                                         ------

         Total annual Portfolio operating expenses                       0.52%

         Fee waivers and/or reimbursements(3)                           (0.10)%
                                                                         ------

         Total net expenses(4)                                           0.42%
                                                                         ======

      (1)Actual management fees will be charged to the Portfolio based on a weighted average of the underlying assets of the Portfolio. No management fee will be charged on assets invested in Primary A Shares of Nations Funds Government & Corporate Bond, Stock and Money Market Funds. Management fees on assets invested in individual securities and the Corporate Bond and the Mortgage- and Asset-Backed Securities Portfolios of the Fixed Income Sector Portfolios will be charged at rates of 0.50%, less a 0.10% waiver.

      (2)Other expenses are based on estimates for the current fiscal year.

      (3)The Portfolio's investment adviser and/or some of its other service providers have agreed to waive fees until July 31, 2004. There is no guarantee that this waiver will continue.

      (4)The total net expenses are based on an asset allocation of 85% to Nations Funds and 15% to individual securities, which is the allocation expected as of the date of this prospectus. This allocation, however, will change over time. Depending upon the allocation, the lowest and highest total net expense ratio for the Portfolio's Primary A Shares could be 0.34% and 0.84%, respectively.

       INDIRECT EXPENSES

      In addition to the Portfolio's annual operating expenses shown in the table above, the Portfolio also pays a portion of the annual operating expenses of the Nations Funds in which the Portfolio invests. This portion is estimated to be between 0.32% and 0.79% (expressed as a weighted average, including any fee waiver and/or reimbursement commitments that will expire July 31, 2004), and is based on:

        - the amount the Portfolio expects to invest in each Fund, based on the target allocation

        - each Fund's annualized expense ratio for the period ended March 31, 2003, adjusted as necessary to reflect current service provider fees

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Primary A Shares of the Portfolio for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Portfolio

        - your investment has a 5% return each year

        - the Portfolio's operating expenses remain the same as shown in the table above

        - the Portfolio's indirect expenses remain at the average of the range shown above for the 1 year example, excluding any fee waivers and/or reimbursements for the 3 year example

        - the waivers and/or reimbursements shown above expire on July 31, 2004 and are not reflected in the 3 year example.

      Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                  1 YEAR   3 YEARS
         PRIMARY A SHARES                                          $99      $349

About the Nations Funds

The table starting on the next page is a brief overview of the objectives and principal investments of the Nations Funds in which the Nations LifeGoal Income Portfolio may invest. The Portfolio may invest in a different mix of Nations Funds. You'll find the mix of Nations Funds and target allocations for the Portfolio starting on page 6.

The team can substitute or add other Funds to this table at any time, including Funds introduced after the date of this prospectus.

FOR MORE INFORMATION

You'll find more detailed information about each Fund's investment strategies and risks in its prospectus and in its SAI. Please call us at 1.800.321.7854 for copies.

                                      The Fund's/Portfolio's investment objective        What the Fund/Portfolio invests in
                                      -------------------------------------------    ------------------------------------------
GOVERNMENT & CORPORATE BOND FUNDS
Nations Short-Term Income Fund        High current income consistent with minimal    - at least 80% of its assets in income-
                                      fluctuations of principal.                       producing securities
                                                                                     - at least 65% of its total assets in
                                                                                       investment grade fixed income securities.
                                                                                       The team may choose unrated securities
                                                                                       if it believes they are of comparable
                                                                                       quality to investment grade securities
                                                                                       at the time of investment
                                                                                     - corporate debt securities, including
                                                                                       bonds, notes and debentures,
                                                                                       mortgage-related securities issued by
                                                                                       governments, asset-backed securities or
                                                                                       U.S. government obligations

Nations Short-Intermediate            High current income consistent with modest     - at least 80% of its assets in U.S.
Government Fund                       fluctuation of principal.                        government obligations and repurchase
                                                                                       agreements secured by those securities.
                                                                                       It may invest in mortgage-related
                                                                                       securities issued or backed by the U.S.
                                                                                       government, its agencies or
                                                                                       instrumentalities, or corporations

Nations Government Securities Fund    High current income consistent with            - at least 80% of its assets in U.S.
                                      moderate fluctuation of principal.               government obligations and repurchase
                                                                                       agreements secured by those securities

Nations Intermediate Bond Fund        Obtain interest income and capital             Nations Intermediate Bond Master
                                      appreciation.                                  Portfolio. The Master Portfolio invests:
                                                                                     - at least 80% of its assets in bonds. The
                                                                                       Master Portfolio normally invests at
                                                                                       least 65% of its assets in intermediate
                                                                                       and longer-term fixed income securities
                                                                                       that are rated investment grade. The
                                                                                       Master Portfolio can invest up to 35% of
                                                                                       its assets in mortgage-backed
                                                                                       securities, including collateralized
                                                                                       mortgage obligations (CMOs), that are
                                                                                       backed by the U.S. government, its
                                                                                       agencies or instrumentalities, or
                                                                                       corporations

Nations Bond Fund                     Total return by investing in investment        - at least 80% of its assets in bonds
                                      grade fixed income securities.                 - at least 65% of its assets in investment
                                                                                       grade fixed income securities. The
                                                                                       portfolio management team may choose
                                                                                       unrated securities if it believes they
                                                                                       are of comparable quality to investment
                                                                                       grade securities at the time of
                                                                                       investment
                                                                                     - corporate debt securities, including
                                                                                       bonds, notes and debentures, U.S.
                                                                                       government obligations, foreign debt
                                                                                       securities denominated in U.S. dollars,
                                                                                       mortgage-related securities,
                                                                                       asset-backed securities or municipal
                                                                                       securities

Corporate Bond Portfolio              Maximize total return consistent with          - at least 80% of its assets in corporate
                                      investing at least 80% of its assets in a        debt securities (rated BBB or better)
                                      diversified portfolio of corporate bonds.        including foreign debt securities
                                                                                       denominated in U.S. dollars and
                                                                                       asset-backed securities. Normally, the
                                                                                       Portfolio's average dollar-weighted
                                                                                       maturity will be between five and
                                                                                       fifteen years and its duration will be
                                                                                       between four and seven years


                                      The Fund's/Portfolio's investment objective        What the Fund/Portfolio invests in
                                      -------------------------------------------    ------------------------------------------

Mortgage- & Asset-Backed Portfolio    Maximize total return consistent with          - at least 80% of its assets in
                                      investing at least 80% of its assets in a        mortgage-related securities or other
                                      diversified portfolio of mortgage- and           asset-backed securities.
                                      other asset-backed securities.                   Mortgage-related securities may include
                                                                                       U.S. government obligations, or
                                                                                       securities that are issued or guaranteed
                                                                                       by private issuers, including
                                                                                       collateralized mortgage obligations,
                                                                                       commercial mortgage-backed securities,
                                                                                       and mortgage-backed securities that are
                                                                                       traded on a to-be-announced basis.
                                                                                       Asset-backed securities may include
                                                                                       bonds backed by automobile or credit
                                                                                       card receivables, equipment leases, home
                                                                                       equity loans, manufactured housing
                                                                                       loans, stranded utility costs,
                                                                                       collateralized debt obligations, and
                                                                                       other types of consumer loan or lease
                                                                                       receivables. All investments in
                                                                                       mortgage-backed and other asset-backed
                                                                                       securities will normally be rated
                                                                                       investment grade by one or more
                                                                                       nationally recognized statistical rating
                                                                                       agencies. The team may choose unrated
                                                                                       securities it believes are of comparable
                                                                                       quality at the time of investment.
                                                                                       Normally, the Portfolio's average
                                                                                       dollar-weighted maturity will be between
                                                                                       two and eight years and its duration
                                                                                       will be between one and five years

HIGH YIELD BOND FUND
Nations High Yield Bond Fund          Maximum income by investing in a               Nations High Yield Bond Master Portfolio.
                                      diversified portfolio of high yield debt       The Master Portfolio invests:
                                      securities.                                    - at least 80% of its assets in domestic
                                                                                       and foreign corporate high yield debt
                                                                                       securities which are not rated
                                                                                       investment grade but generally will be
                                                                                       rated "BB" or "B" by Standard & Poor's
                                                                                       Corporation
                                                                                     - primarily in U.S. government
                                                                                       obligations, zero-coupon bonds, as well as
                                                                                       domestic corporate high yield debt
                                                                                       securities and U.S. dollar-denominated
                                                                                       foreign corporate high yield debt
                                                                                       securities, both of which include
                                                                                       private placements
                                                                                     - up to 20% of its assets in equity
                                                                                       securities which may include convertible
                                                                                       securities

MONEY MARKET FUND
Nations Cash Reserves                 Preservation of principal value and            - money market instruments, including
                                      maintenance of a high degree of liquidity        commercial paper, bank obligations,
                                      while providing current income.                  short- term debt securities, short-term
                                                                                       taxable municipal securities, repurchase
                                                                                       agreements secured by first-tier
                                                                                       securities, U.S. government obligations
                                                                                       or U.S. Treasury obligations

                                      The Fund's/Portfolio's investment objective        What the Fund/Portfolio invests in
                                      -------------------------------------------    ------------------------------------------

CONVERTIBLE SECURITIES FUND
Nations Convertible Securities        To provide investors with a total              - at least 80% of its assets in
Fund                                  investment return, comprised of current          convertible securities. Most convertible
                                      income and capital appreciation, consistent      securities are issued by U.S. issuers
                                      with prudent investment risk.                    and are not investment grade
                                                                                     - the Fund may invest up to 15% of its
                                                                                       assets in Eurodollar convertible
                                                                                       securities
                                                                                     - the team generally chooses convertible
                                                                                       securities that are rated at least "B"
                                                                                       by a nationally recognized statistical
                                                                                       rating organization but may choose
                                                                                       unrated securities if it believes they
                                                                                       are of comparable quality at the time of
                                                                                       investment

STOCK FUNDS
Nations Value Fund                    Growth of capital by investing in companies    - at least 80% of its assets in common
                                      that are believed to be undervalued.             stocks of U.S. companies. The Fund
                                                                                       generally invests in companies in a
                                                                                       broad range of industries with market
                                                                                       capitalizations of at least $1 billion
                                                                                       and daily trading volumes of at least $3
                                                                                       million
                                                                                     - up to 20% of its assets in foreign
                                                                                       securities

Nations MidCap Value Fund             Long-term growth of capital with income as     - at least 80% of its assets in equity
                                      a secondary consideration.                       securities of U.S. companies whose market
                                                                                       capitalizations are within the range of
                                                                                       the companies within the Russell MidCap
                                                                                       Value Index and that are believed to
                                                                                       have the potential for long-term growth
                                                                                     - up to 20% of its assets in foreign
                                                                                       securities

Nations SmallCap Value Fund           Long-term growth of capital by investing in    Nations SmallCap Value Master Portfolio.
                                      companies believed to be undervalued.          The Master Portfolio invests:
                                                                                     - at least 80% of its assets in equity
                                                                                       securities of U.S. companies whose market
                                                                                       capitalizations are within the range of
                                                                                       the companies within the Russell 2000
                                                                                       Value Index and that are believed to
                                                                                       have the potential for long-term growth


--------------------------------------------------------------------------------

YOU'LL FIND SPECIFIC INFORMATION ABOUT THE PORTFOLIO'S PRINCIPAL INVESTMENTS, STRATEGIES AND RISKS IN THE DESCRIPTIONS STARTING ON PAGE 15.

--------------------------------------------------------------------------------

Other important information
(LINE GRAPH GRAPHIC)
The following are some other risks and information you should consider before you invest:

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Portfolio or a Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        The Portfolio may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Portfolio becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- The Portfolio or any Fund may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      - INVESTMENT IN NATIONS MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Funds and the Portfolio may invest their assets in Nations Money Market Funds. BACAP and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds and the Portfolio for services provided directly. BACAP may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Funds.

      - INVESTING DEFENSIVELY -- The Portfolio may temporarily hold up to 100% of its assets in Nations Cash Reserves, a Nations Money Market Fund, to try to protect it during a market or economic downturn or because of political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- A Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to the Portfolio and the Funds, including investment advisory, investment sub-advisory, distribution, administration, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Portfolio and the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO TURNOVER -- The Portfolio or Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. When distributed, these gains are taxable to shareholders as ordinary income, which generally are taxable to individual shareholders at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Portfolio's returns. The Portfolio generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading. The annual portfolio turnover rate for Nations LifeGoal Income Portfolio is expected to be no more than 200%. The Portfolio's turnover will depend on market conditions and how the team allocates and re-allocates assets.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Portfolio's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.321.7854 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

How the Portfolio is managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

ONE BANK OF AMERICA PLAZA
CHARLOTTE, NORTH CAROLINA 28255

--------------------------------------------------------------------------------


INVESTMENT ADVISER

BACAP is the investment adviser to over 70 mutual fund portfolios in the Nations Funds Family, including the Portfolio described in this prospectus.

BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $195 billion, BACAP acts as investment manager for individuals, corporations, private investment companies and financial institutions. BACAP uses a team approach to investment management. Each team or individual portfolio manager has access to the latest technology and analytical resources.

BACAP's Investment Strategies Team is responsible for making the day-to-day investment decisions for the Portfolio.

BACAP is also the investment adviser to the Nations Funds that appear in the table below. The table tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund for which BACAP has not engaged an investment sub-adviser.

  FUND                                         BACAP TEAM

  NATIONS CASH RESERVES                        CASH INVESTMENT TEAM

  NATIONS SHORT-TERM INCOME FUND               FIXED INCOME MANAGEMENT TEAM

  NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND   FIXED INCOME MANAGEMENT TEAM

  NATIONS GOVERNMENT SECURITIES FUND           FIXED INCOME MANAGEMENT TEAM

  NATIONS INTERMEDIATE BOND FUND(1)            FIXED INCOME MANAGEMENT TEAM

  NATIONS BOND FUND                            FIXED INCOME MANAGEMENT TEAM

  CORPORATE BOND PORTFOLIO                     FIXED INCOME MANAGEMENT TEAM

  MORTGAGE- & ASSET-BACKED PORTFOLIO           FIXED INCOME MANAGEMENT TEAM

  NATIONS CONVERTIBLE SECURITIES FUND          INCOME STRATEGIES TEAM

  NATIONS VALUE FUND                           VALUE STRATEGIES TEAM

  NATIONS MIDCAP VALUE FUND                    VALUE STRATEGIES TEAM

  NATIONS SMALLCAP VALUE FUND(1)               VALUE STRATEGIES TEAM

(1)These Funds don't have their own investment sub-adviser because they invest in Nations Intermediate Bond Master Portfolio and Nations SmallCap Value Master Portfolio, respectively. BACAP is the investment adviser to each Master Portfolio.

The Portfolio pays BACAP an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly.

BACAP has agreed to waive fees until July 31, 2004. You'll find a discussion of any waiver in the Portfolio descriptions. There is no assurance that BACAP will waive any fees after this date.

The following chart shows the maximum advisory fee BACAP can receive.

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                                MAXIMUM
                                                                ADVISORY
                                                                  FEE
  NATIONS LIFEGOAL INCOME PORTFOLIO                              0.50%

INVESTMENT SUB-ADVISERS

Nations Funds and BACAP may engage one or more investment sub-advisers for the Portfolio to make day-to-day investment decisions for the Portfolio. BACAP retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Portfolio's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BACAP may at times recommend to the Board that the Portfolio:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Portfolio to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. BACAP and Nations Funds have applied for relief from the SEC to permit the Portfolio to act on many of BACAP's recommendations with approval only by the Board and not by Portfolio shareholders. BACAP or a Portfolio would inform the Portfolio's shareholders of any actions taken in reliance on this relief. Until BACAP and the Portfolio obtains the relief, the Portfolio will continue to submit these matters to shareholders for their approval to the extent required by applicable law.


Nations Funds and BACAP have engaged other investment sub-advisers to provide day-to-day portfolio management for certain underlying Nations Funds in which the Portfolio invests. These sub-advisers function under the supervision of BACAP and the Board of Nations Funds.

--------------------------------------------------------------------------------

MACKAY SHIELDS LLC

9 WEST 57TH STREET
NEW YORK, NEW YORK 10019

--------------------------------------------------------------------------------


MACKAY SHIELDS LLC

Founded in 1938, MacKay Shields is an independently-managed, wholly-owned subsidiary of New York Life Insurance Company. The firm's 80 investment professionals manage more than $30 billion in assets, including over $11.5 billion in high yield assets.

MacKay Shields' High Yield Portfolio Management Team is responsible for making the day-to-day decisions for Nations High Yield Bond Master Portfolio.

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

BACAP DISTRIBUTORS, LLC

ONE BANK OF AMERICA PLAZA
CHARLOTTE, NORTH CAROLINA 28255

--------------------------------------------------------------------------------

The Portfolio is distributed by BACAP Distributors, LLC (BACAP Distributors), a registered broker/dealer. BACAP Distributors does not receive any fees for the administrative services it provides to the Portfolio. BACAP Distributors may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

BACAP Distributors is also administrator of the Portfolio, and is responsible for overseeing the administrative operations of the Portfolio. The Portfolio pays

BACAP Distributors a maximum fee of 0.23% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

--------------------------------------------------------------------------------

PFPC INC.

400 BELLEVUE PARKWAY
WILMINGTON, DELAWARE 19809

--------------------------------------------------------------------------------


PFPC Inc. (PFPC) is the transfer agent for the Portfolio's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares

(BUYING, SELLING, TRANSFERRING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Primary A Shares of the Portfolio. Here are some general rules about this class of shares:

  - Primary A Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

     - Bank of America and certain of its affiliates

     - certain other financial institutions and intermediaries, including financial planners and investment advisers

     - institutional investors

     - charitable foundations

     - endowments

     - other Funds in the Nations Funds Family

  - The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Primary A Shares.

  - There is no minimum amount for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


You'll find more information about buying, selling and exchanging Primary A Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Portfolio also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions, or you need help placing an order.

HOW SHARES ARE PRICED

All transactions are based on the price of the Portfolio's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Portfolio at the end of each business day. The net asset value per share of the Portfolio is based on the net asset value per share of the Nations Funds the Portfolio invests in.

We calculate the net asset value for each class of the Portfolio by determining the value of the Portfolio's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN AN UNDERLYING FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair value. When a Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when Fund shares may not be bought or sold.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders received by BACAP Distributors, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE PORTFOLIO EVERY BUSINESS DAY.
--------------------------------------------------------------------------------



(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Primary A Shares at net asset value per share.

        - If we don't receive payment within three business days of receiving an order, we'll refuse the order. We'll return any payment received for orders that we refuse.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Portfolio. We generally don't issue certificates.

        - Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.


(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire within three business days after BACAP Distributors, PFPC or their agents receive your order.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell shares.

        - We can delay payment of the sale proceeds for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO OR FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------



(EXCHANGING SHARES EXCHANGING SHARES
  GRAPHIC)

      You can sell shares of the Portfolio to buy shares of another Portfolio or Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can exchange Primary A Shares of the Portfolio for Primary A Shares of any other Portfolio or Nations Fund. In some cases, the only Money Market Fund option is Trust Class Shares of Nations Money Market Funds.

        - The rules for buying shares of a Portfolio or Fund, including any minimum investment requirements, apply to exchanges into that Portfolio or Fund.

        - You may only make exchanges into a Portfolio or Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Portfolio or Fund that is accepting investments.

        - The interests of a Portfolio's or Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -- also known as "market timing." The exchange privilege is not intended as a vehicle for market timing. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. When BACAP believes frequent trading would have a disruptive effect on a Portfolio's or Fund's ability to manage its investments, a Portfolio or Fund may reject purchase orders and exchanges into a Portfolio or Fund by any person, group or account that is believed to be a market timer.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

Distributions and taxes
(DISTRIBUTIONS AND TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A PORTFOLIO -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and realized capital gain to its shareholders. The Portfolio intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Portfolio won't have to pay any federal income tax. When the Portfolio makes this kind of a payment, it's split among all shares, and is called a distribution.

The Portfolio normally declares and pays distributions of net investment income monthly, and distributes any net realized capital gain at least once a year. The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the Portfolio unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy Portfolio shares shortly before the Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Portfolio that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the gain. This distribution is also subject to tax. The Portfolio has built up, or has the potential to build up, high levels of unrealized capital gain.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE PORTFOLIO. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING PORTFOLIO SHARES THROUGH A TAX-ADVANTAGED ACCOUNT SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------

HOW TAXES AFFECT YOUR INVESTMENT

Distributions of the Portfolio's ordinary income and net short-term capital gain generally are taxable to you as ordinary income. Distributions that come from net long-term capital gain generally are taxable to you as long-term capital gain.

Under recent changes to the tax code, an individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. The Portfolio's long-term capital gain distributed to individual shareholders generally will qualify for the reduced rate of tax if attributable to the Portfolio's sales and exchanges on or after May 6, 2003. Also, if you're an individual Portfolio shareholder, your distributions attributable to dividends received by the Portfolio from U.S. and certain foreign corporations after December 31, 2002 generally will be treated as net long-term capital gain, as long as certain holding period requirements are met by you for your Portfolio shares and the Portfolio for its stock producing such dividends. A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest the Portfolio earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

Your redemptions (including redemptions paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held such Portfolio shares for more than one year at the time of redemption or exchange. In certain circumstances, capital losses may be disallowed.

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THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN
THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

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

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors.

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.


FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN AGGREGATE BOND INDEX -- an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN GOVERNMENT BOND INDEX -- an unmanaged index of government bonds with an average maturity of approximately nine years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN GOVERNMENT/CORPORATE BOND INDEX -- an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX -- an unmanaged index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MERRILL LYNCH 1-3 YEAR TREASURY INDEX -- an unmanaged index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRE-REFUNDED BOND -- a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

RUSSELL 1000 VALUE INDEX -- an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) VALUE INDEX -- an unmanaged index which measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000 VALUE INDEX -- an unmanaged index comprised of securities in the Russell 2000 Index, which is a measure of small company performance. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

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

S&P 500(1) -- Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. TREASURY OBLIGATION -- a debt security issued by the U.S. Treasury.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)S&P has not reviewed any stock included in the S&P 500 for its investment merit. S&P determines and calculates its index independently of the Portfolios and is not a sponsor or affiliate of the Portfolios. S&P gives no information and makes no statements about the suitability of investing in the Portfolios or the ability of its index to track stock market performance. S&P makes no guarantees about the index, any data included in it and the suitability of the index or its data for any purpose. "Standard and Poor's" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.

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                      (THIS PAGE INTENTIONALLY LEFT BLANK)

Where to find more information
(QUESTION MARK GRAPHIC)

You'll find more information about Nations LifeGoal Income Portfolio in the following documents:

      ANNUAL AND SEMI-ANNUAL REPORTS

      The annual and semi-annual reports, when they become available, contain information about Portfolio investments and performance, the financial statements and the independent accountants' reports. The annual report also will include a discussion about the market conditions and investment strategies that had a significant effect on the Portfolio's performance during the period covered.

(SAI GRAPHIC)      STATEMENT OF ADDITIONAL INFORMATION
                   The SAI contains additional information about the Portfolio and its policies.
                   The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

      You can obtain a free copy of these documents, request other information about the Portfolio and make shareholder inquiries by contacting Nations
      Funds:

      By telephone: 1.800.321.7854

      By mail:
      NATIONS FUNDS
      C/O BACAP DISTRIBUTORS, LLC
      ONE BANK OF AMERICA PLAZA
      33RD FLOOR
      CHARLOTTE, NC 28255

      On the Internet: WWW.NATIONSFUNDS.COM

      Information about the Portfolio can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number:
Nations Funds Trust, 811-09645
LGINCPROPA-0903


                                                            (NATIONS FUNDS LOGO)